BORROWINGS - Long-term bank borrowings - Additional information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
Loans payable to bank	¥ 20,879,140	¥ 16,468,489
Inventories | Collateral Pledged.
BORROWINGS
Loans payable to bank	24,000	60,000
Accounts Receivable | Collateral Pledged.
BORROWINGS
Loans payable to bank	87,000	218,000
Building and land use right | Collateral Pledged.
BORROWINGS
Loans payable to bank	2,645,000	2,031,000
Equipment | Collateral Pledged.
BORROWINGS
Loans payable to bank	280,000	2,353,000
Buildings, land use rights and equipment | Collateral Pledged.
BORROWINGS
Loans payable to bank	995,000
Deposits | Collateral Pledged.
BORROWINGS
Loans payable to bank	329,000
Guaranteed by Shanghai Jinko Green Energy Enterprise Management Co., Ltd. and Jinko Solar (Shanghai) Management Co., Ltd | Guaranteed by affiliate
BORROWINGS
Loans payable to bank	1,452,000	804,000
Guaranteed by Jiangxi Jinko | Guaranteed by affiliate
BORROWINGS
Loans payable to bank	11,136,000	10,813,000
Guaranteed By Jiangxi Jinko and Jinchang Jinko | Guaranteed by affiliate
BORROWINGS
Loans payable to bank	50,000
Guaranteed By Jiangxi Jinko and Shanxi Jinko | Guaranteed by affiliate
BORROWINGS
Loans payable to bank	¥ 39,000
Guaranteed by Zhejiang Jinko | Guaranteed by affiliate
BORROWINGS
Loans payable to bank		8,000
Guaranteed by Jiangxi Jinko and Zhejiang Jinko | Guaranteed by affiliate
BORROWINGS
Loans payable to bank		180,000
Guaranteed by Jinko Sichuan, Jinko Chuzhou and Jinko Qinghai | Guaranteed by affiliate
BORROWINGS
Loans payable to bank		150,000
Guaranteed by Shangrao Innovation Development Industry Investment Group Co., Ltd | Guaranteed by affiliate
BORROWINGS
Loans payable to bank		¥ 365,000